INCOME TAXES - Deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deferred tax assets	€ 12,262	€ 12,828
Deferred tax liabilities	(11,910)	(11,662)
DTA, Netting	(9,945)	(10,144)
DTL, Netting	(9,945)	(10,144)
DTA, Recognition in the statement of financial position	2,317	2,684
DTL, Recognition in the statement of financial position	(1,965)	(1,518)
Reconciliation of deferred taxes:
Deferred Taxes, (liability) asset	1,166	(1,846)
Deferred Taxes, Recognized in P/L	(375)	1,864	€ (1,735)
Deferred taxes, Recognized in OCI	(12)	13
Deferred taxes, Recognized in Equity	(219)	1,031
Deferred taxes, Recognized in currency translation adjustments	(207)	104
Deferred Taxes, (liability) asset	352	1,166	€ (1,846)
Non-current assets
INCOME TAXES
Deferred tax assets	1,558	1,893
Deferred tax liabilities	(7,045)	(6,477)
Intangible assets
INCOME TAXES
Deferred tax assets	1,538	1,775
Deferred tax liabilities	(4,711)	(4,181)
Property, plant and equipment
INCOME TAXES
Deferred tax assets	20	55
Deferred tax liabilities	(1,728)	(2,279)
Financial assets
INCOME TAXES
Deferred tax liabilities	(188)	(17)
Others
INCOME TAXES
Deferred tax assets		64
Deferred tax liabilities	(419)
Current assets
INCOME TAXES
Deferred tax assets	2,129	2,660
Deferred tax liabilities	(712)	(669)
Inventories
INCOME TAXES
Deferred tax assets	1,853	2,492
Deferred tax liabilities	(145)
Trade receivables and other receivables
INCOME TAXES
Deferred tax assets	249	165
Deferred tax liabilities	(464)	(327)
Other current assets
INCOME TAXES
Deferred tax assets	27	4
Cash and cash equivalents
INCOME TAXES
Deferred tax liabilities		(276)
Other current financial assets
INCOME TAXES
Deferred tax liabilities	(103)	(66)
Non-current liabilities
INCOME TAXES
Deferred tax assets	1,947	2,411
Deferred tax liabilities	(233)	(292)
Non-current financial liabilities
INCOME TAXES
Deferred tax liabilities		(5)
Provisions for pensions
INCOME TAXES
Deferred tax assets	55	84
Non-current provisions
INCOME TAXES
Deferred tax liabilities	(184)	(158)
Non-current lease liability
INCOME TAXES
Deferred tax assets	1,892	2,326
Others
INCOME TAXES
Deferred tax assets		1
Deferred tax liabilities	(49)	(129)
Current liabilities
INCOME TAXES
Deferred tax assets	2,977	2,836
Deferred tax liabilities	(3,919)	(4,224)
Current financial liabilites
INCOME TAXES
Deferred tax assets	1	983
Current contract liabilities
INCOME TAXES
Deferred tax assets	53	105
Deferred tax liabilities	(2,586)	(2,293)
Trade payables and other liabilities
INCOME TAXES
Deferred tax assets	1,136	278
Deferred tax liabilities	(489)	(22)
Other current liabilities
INCOME TAXES
Deferred tax assets	1,551	1,244
Deferred tax liabilities	(6)
Current lease liability
INCOME TAXES
Deferred tax assets	230	226
Current provisions
INCOME TAXES
Deferred tax assets	5
Deferred tax liabilities	(839)	(1,909)
Tax Loss Carryforward (CIT)
INCOME TAXES
Deferred tax assets	2,139	1,857
Tax Loss Carryforward (Trade Tax)
INCOME TAXES
Deferred tax assets	1,511	1,168
Tax loss carryforwards (Other income tax)
INCOME TAXES
Deferred tax assets	€ 1	€ 2